Financial Assets and Financial Liabilities - Comparison of Carrying Amounts and Fair Value of Financial Instruments (Detail) - USD ($)	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 13, 2014
Financial assets-current
Cash and cash equivalents		$ 60,778,000		$ 46,093,000	$ 48,231,000	$ 51,303,000
Trade receivables		79,617,000	$ 112,419,000	112,403,000
Other receivables		12,422,000		9,509,000
Due from related parties		12,061,000		13,354,000
Financial assets-non-current
Financial assets at fair value through other comprehensive income		2,332,000
Financial assets – available for sale				2,747,000
Long-term bank deposits		887,000		475,000
Total		168,097,000		184,581,000
Financial liabilities-current
Interest-bearing loans and borrowings		24,814,000		41,151,000
Trade and other payables		21,127,000		28,850,000
Due to related parties		2,997,000		7,342,000
Financial liabilities at fair value through profit or loss		142,000		139,000
Financial lease liabilities	$ 406,000	44,000		36,000
Financial liabilities-non-current
Financial lease liabilities	$ 2,382,000	46,000		42,000
Total		49,170,000		77,560,000			$ 0
Immediate Holding Company [Member]
Financial liabilities-current
Due to related parties				1,537,000
Fair value [Member]
Financial assets-current
Cash and cash equivalents		60,778,000		46,093,000
Trade receivables		79,617,000		112,403,000
Other receivables		12,422,000		9,509,000
Due from related parties		12,061,000		13,354,000
Financial assets-non-current
Financial assets at fair value through other comprehensive income		2,332,000
Financial assets – available for sale				2,747,000
Long-term bank deposits		887,000		475,000
Total		168,097,000		184,581,000
Financial liabilities-current
Interest-bearing loans and borrowings		24,814,000		41,151,000
Trade and other payables		21,127,000		28,850,000
Due to related parties		2,997,000		7,342,000
Financial liabilities at fair value through profit or loss		142,000		139,000
Financial lease liabilities		44,000		36,000
Financial liabilities-non-current
Financial lease liabilities		46,000		42,000
Total		$ 49,170,000		$ 77,560,000